UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



              Report for the Calendar Year or Quarter Ended: December 31, 2008

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:       Symmetry Peak Management LLC

Address:    555 East Lancaster Avenue
            Suite 660
            Radnor, PA 19087


13F File Number:  028-12150

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Gregory A. Boye
Title:  Chief Financial Officer
Phone:  484-588-4116


Signature, Place and Date of Signing:


/s/ Gregory A. Boye            Radnor, Pennsylvania       February 17, 2009
-------------------            --------------------       -----------------
     [Signature]                   [City, State]               [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)



List of Other Managers Reporting for this Manager:  None

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  22

Form 13F Information Table Value Total: $35,154
                                       (thousands)


List of Other Included Managers: NONE

                                                     FORM 13F INFORMATION TABLE
COLUMN 1                          COLUMN  2     COLUMN 3    COLUMN 4        COLUMN 5        COLUMN 6   COL 7        COLUMN 8

                                                              VALUE    SHRS OR   SH/ PUT/  INVESTMENT  OTHER      VOTING AUTHORITY
NAME OF ISSUER                  TITLE OF CLASS   CUSIP       (x1000)   PRN AMT   PRN CALL  DISCRETION  MNGRS     SOLE   SHARED  NONE
--------------                  --------------   -----       -------   -------   --- ----  ----------  -----     ----   ------  ----
AECOM TECHNOLOGY CORP DELAWA    COM             00766T100     848         27,590  SH         SOLE        NONE     27,590
ARCSIGHT INC                    COM             039666102   2,475        308,940  SH         SOLE        NONE    308,940
ARUBA NETWORKS INC              COM             043176106   3,206      1,257,092  SH         SOLE        NONE  1,257,092
ATHENAHEALTH INC                COM             04685W103   2,437         64,771  SH         SOLE        NONE     64,771
COGENT INC                      COM             19239Y108     527         38,830  SH         SOLE        NONE     38,830
SALESFORCE COM INC              COM             79466L302   1,342         41,940  SH         SOLE        NONE     41,940
DATA DOMAIN INC                 COM             23767P109   3,499        186,120  SH         SOLE        NONE    186,120
FIRST SOLAR INC                 COM             336433107     529          3,833  SH         SOLE        NONE      3,833
GLU MOBILE INC                  COM             379890106       6         12,801  SH         SOLE        NONE     12,801
MELLANOX TECHNOLOGIES LTD       SHS             M51363113   2,633        335,030  SH         SOLE        NONE    335,030
NETSUITE INC                    COM             64118Q107     574         68,043  SH         SOLE        NONE     68,043
NCI INC                         CL A            62886K104     488         16,190  SH         SOLE        NONE     16,190
NETEASE COM INC                 SPONSORED ADR   64110W102   1,105         50,000  SH         SOLE        NONE     50,000
NETEZZA CORP                    COM             64111N101   1,497        234,273  SH         SOLE        NONE    234,273
3PAR INC                        COM             88580F109   5,707        748,034  SH         SOLE        NONE    748,034
PHOENIX TECHNOLOGY LTD          COM             719153108     550        157,226  SH         SOLE        NONE    157,226
PERFECT WORLD CO LTD            SPON ADR REP B  71372U104   2,320        134,489  SH         SOLE        NONE    134,489
RESEARCH IN MOTION LTD          COM             760975102     544         13,400  SH         SOLE        NONE     13,400
RIVERBED TECHNOLOGY INC         COM             768573107     854         75,000  SH         SOLE        NONE     75,000
SUPPORTSOFT INC                 COM             868587106   2,590      1,161,552  SH         SOLE        NONE  1,161,552
STARENT NETWORKS CORP           COM             85528P108     895         75,000  SH         SOLE        NONE     75,000
VMWARE INC                      CL A COM        928563402     528         22,270  SH         SOLE        NONE     22,270





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